Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Final Overall Rating	Final Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Final Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Final Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	BRAVO202641027	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR X.XX% + 1.5%, or X.XX% . [2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided onXX/XX/XXXX did not contain the "Title-" description. (XXXXXXXXXXXXXX)	Federal Compliance - verified fees were input correctly.: verified fees were input correctly. Federal Compliance - Initial Loan Estimate dated XX/XX/XXXX is missing the required Title verbiage on the following fees: Closing Service Letter; Copy or Fax Fee; Courier Fee; Electronic Document Delivery Fee; Endorsements Reconveyance Fee and Exam Fee.: Initial Loan Estimate dated XX/XX/XXXX is missing the required Title verbiage on the following fees: Closing Service Letter; Copy or Fax Fee; Courier Fee; Electronic Document Delivery Fee; Endorsements Reconveyance Fee and Exam Fee.	REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent disclosures.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Loan Estimate Title Fees: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	37.80% DTI on this Full documentation loan < 43% guideline max - 5.2% below program guideline maximum 6.41months reserves >3 months guideline minimum		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202641023	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641025	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641024	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $189.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.	Miscellaneous Compliance - Fraud Report utilized for application due to missing Initial 1003.: Fraud Report utilized for application due to missing Initial 1003.	REVIEWER - WAIVED COMMENT (2025-10-01): Client elects to waive REVIEWER - WAIVED COMMENT (2025-10-01): Client elects to waive REVIEWER - CURED COMMENT (2025-09-29): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202641026	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,450.00 exceeds tolerance of $1,195.00. $255.00 over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - No valid COC or cure was provided.: No valid COC or cure was provided.	BUYER - GENERAL COMMENT (2025-11-06): Please refer to the COC CD issued XXX and signed by Borrower
REVIEWER - GENERAL COMMENT (2025-11-07): SitusAMC: The COC dated XXX that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on what impacts and why the settlement fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
BUYER - GENERAL COMMENT (2025-11-12): THE LOAN WAS ORIGINALLY DISCLOSED WITH THE SETTLEMENT FEE IN SECTION B - THEN MOVED DOWN TO SECTION C BECAUSE THE BORROWER CAN SHOP FOR THIS SERVICE
REVIEWER - GENERAL COMMENT (2025-11-13): SitusAMC received rebuttal. The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the Title- Settlement fee was included in section B of the most recent LE, the consumer was not allowed to shop, and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
BUYER - GENERAL COMMENT (2025-11-14): Please see the provided Cure documents; PC-CD, LOE, Check, Tracking!  Thank you!
																							REVIEWER - CURED COMMENT (2025-11-18): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202640991	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Insurance Binder Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. $50.00 over legal limit. Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $635.00 exceeds tolerance of $295.00.  $340.00 over legal limit.  Insufficient or no cure was provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. $25.00 over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Zero Percent Fee Tolerance exceeded for Title - Insurance Binder Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. $50.00 over legal limit. Insufficient or no cure was provided to the borrower. COC was not provided in the file.: Zero Percent Fee Tolerance exceeded for Title - Insurance Binder Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. $50.00 over legal limit. Insufficient or no cure was provided to the borrower. COC was not provided in the file.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $635.00 exceeds tolerance of $295.00. $340.00 over legal limit. Insufficient or no cure was provided to the borrower. COC was not provided in the file.: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $635.00 exceeds tolerance of $295.00. $340.00 over legal limit. Insufficient or no cure was provided to the borrower. COC was not provided in the file.
Federal Compliance - Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. $25.00 over legal limit. Insufficient or no cure was provided to the borrower. COC not provided in the file.: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. $25.00 over legal limit. Insufficient or no cure was provided to the borrower. COC not provided in the file.	BUYER - GENERAL COMMENT (2026-01-22): docs uploaded
REVIEWER - GENERAL COMMENT (2026-01-23): SitusAMC received fee compare snip were the title fees are considered under 10% tolerance however, the title fees are paid to XXXX XXXX which is a lender affiliate company hence the fees are falling under 0% tolerance category. Please provide a valid COC for increase/adding the new fee or cure would be required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.
BUYER - GENERAL COMMENT (2026-02-06): docs uploaded
REVIEWER - GENERAL COMMENT (2026-02-09): SitusAMC received Post CD with lender cure of $390.However, the total cure required is $415.                                                                     1. We would require Copy of refund check, LOX and proof of mailing for $390.
2. Also, Additional cure of $25 with cure documents i.e. Post CD,LOX,Copy of refund check and proof of mailing.

Kindly provide above documents in order to cure the exceptions.
REVIEWER - CURED COMMENT (2026-02-16): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.
BUYER - GENERAL COMMENT (2026-01-22): docs uploaded
REVIEWER - GENERAL COMMENT (2026-01-23): SitusAMC received fee compare snip were the title fees are considered under 10% tolerance however, the title fees are paid to XXXX XXXX which is a lender affiliate company hence the fees are falling under 0% tolerance category. Please provide a valid COC for increase/adding the new fee or cure would be required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.
BUYER - GENERAL COMMENT (2026-02-06): docs uploaded
REVIEWER - GENERAL COMMENT (2026-02-09): SitusAMC received Post CD with lender cure of $390.However, the total cure required is $415.                                                                     1. We would require Copy of refund check, LOX and proof of mailing for $390.
2. Also, Additional cure of $25 with cure documents i.e. Post CD,LOX,Copy of refund check and proof of mailing.

Kindly provide above documents in order to cure the exceptions.
BUYER - GENERAL COMMENT (2026-02-11): CD from lender
REVIEWER - GENERAL COMMENT (2026-02-12): SitusAMC received corrected PCCD with cure amount of $415 but missing copy of refund check, proof of mailing and LOE to borrower. Complete cure docs required to cure this exception.
REVIEWER - CURED COMMENT (2026-02-16): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.
BUYER - GENERAL COMMENT (2026-01-22): docs uploaded
REVIEWER - GENERAL COMMENT (2026-01-23): SitusAMC received fee compare snip were the title fees are considered under 10% tolerance however, the title fees are paid to XXXX XXXX which is a lender affiliate company hence the fees are falling under 0% tolerance category. Please provide a valid COC for increase/adding the new fee or cure would be required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.
BUYER - GENERAL COMMENT (2026-02-06): docs uploaded
REVIEWER - GENERAL COMMENT (2026-02-09): SitusAMC received Post CD with lender cure of $390.However, the total cure required is $415.                                                                     1. We would require Copy of refund check, LOX and proof of mailing for $390.
2. Also, Additional cure of $25 with cure documents i.e. Post CD,LOX,Copy of refund check and proof of mailing.

Kindly provide above documents in order to cure the exceptions.
BUYER - GENERAL COMMENT (2026-02-13): see attached cure docs for $415
																							REVIEWER - CURED COMMENT (2026-02-16): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202640997	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641022	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Exempt from ATR	2	1				1				2	[2] Federal Compliance - CDFI Bank Originated Loan submitted as Non Exempt: Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.	Federal Compliance - Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.: Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.	BUYER - GENERAL COMMENT (2026-02-19): docs uploaded REVIEWER - GENERAL COMMENT (2026-02-23): Please accept as is. BUYER - OPEN - UNABLE TO CLEAR COMMENT (2026-02-26): accept as is				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641010	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641006	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641008	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641005	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $690.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $690.00 exceeds tolerance of $0.00. $690.00 over legal limit. Insufficient or no cure was provided to the borrower. Valid COC was not provided.: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $690.00 exceeds tolerance of $0.00. $690.00 over legal limit. Insufficient or no cure was provided to the borrower. Valid COC was not provided.	REVIEWER - CURED COMMENT (2026-02-06): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641004	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641007	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641012	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641018	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641000	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640994	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641021	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641009	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $995.00. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2026-02-11): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640998	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $67.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2026-02-17): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641015	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641001	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $14,940.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $14,940.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $14,940.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2026-02-11): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640995	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641013	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641019	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641017	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Lender requested Exception for insufficient condo reserves. Approval in file.	REVIEWER - WAIVED COMMENT (2026-02-19): Lender exception in file.	1				2	[2] Miscellaneous Compliance - Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.: - [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Miscellaneous Compliance - Appraisal fee in Section B of Final Closing Disclosure does not have payee name shown. Shown as "TBD".: Appraisal fee in Section B of Final Closing Disclosure does not have payee name shown. Shown as "TBD".	BUYER - GENERAL COMMENT (2026-02-25): docs uploaded REVIEWER - CURED COMMENT (2026-02-25): Docs provided. REVIEWER - CURED COMMENT (2026-02-17): Sufficient Cure Provided At Closing		Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202640992	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640996	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in “Other” section where regulation requires insurance to be disclosure under “Homeowner’s Insurance” section. Disclosure requirement met, non-material exception for incorrect format/placement.	BUYER - GENERAL COMMENT (2026-02-22): see attached PCCD
REVIEWER - GENERAL COMMENT (2026-02-24): The exception was regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners Insurance, but instead was disclosed under Other.The amounts to be considered under the “Homeowner’s Insurance” category are “Premiums or other charges for insurance against loss of or damage to property, or against liability arising out of the ownership or use of property…” (§1026.4(b)(8)). On the October 1, 2014 webinar hosted by the CFPB, it was clarified Flood Insurance would be placed within the Homeowner’s Insurance category of the Estimated Taxes, Insurance & Assessments section as it would fall into the definition provided above. The commentary to 1026.37(c)(4)(iv)-2 then states:“Amounts paid by the creditor using escrow account funds. Section 1026.37(c)(4)(iv) requires the creditor to disclose an indication of whether the amounts disclosed pursuant to § 1026.37(c)(4)(ii) will be paid by the creditor using escrow account funds. If the amount disclosed pursuant to § 1026.37(c)(4)(ii) requires the creditor to disclose a description of more than one amount and only some of those amounts will be paid by the creditor using escrow account funds, the creditor may indicate that only some of those amounts will be paid using escrow account funds, such as by using the word “some.” As a result, the disclosure of “Some” next to the “Homeowner’s Insurance” description would be accurate given that the flood portion of the Homeowner’s Insurance will be escrowed while the Hazard Insurance will not be. As stated above, given the disclosure was made to the consumer but just on the incorrect line item, we have regraded to EV2-B accordingly.
BUYER - GENERAL COMMENT (2026-02-24): docs uploaded
																							REVIEWER - CURED COMMENT (2026-02-25): HOI should be disclosed to borrower under Insurance. Exception is EV2.	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202640990	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2026-02-18): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2026-02-18): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641014	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640999	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641020	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641003	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641011	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Lender Exception approved for Cash out seasoning. X XXexception pricing hit applies in addition to standard LLPAs associated with the loan.	REVIEWER - WAIVED COMMENT (2026-02-23): The Client elects to waive	1				1					Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202641016	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202641002	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $12.50 exceeds tolerance of $12.00. Sufficient or excess cure was provided to the borrower at Closing.		REVIEWER - CURED COMMENT (2026-02-27): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640993	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Client exception for XX acres provided.	REVIEWER - WAIVED COMMENT (2026-02-26): Client elects to waive with verified compensation factors	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202640989	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,190.55 exceeds tolerance of $6,190.00. $0.55 over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Transfer Tax Fee was last disclosed as $6,190 on LE but disclosed as $6,190.55 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.: Transfer Tax Fee was last disclosed as $6,190 on LE but disclosed as $6,190.55 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	BUYER - GENERAL COMMENT (2025-11-11): docs uploaded
REVIEWER - GENERAL COMMENT (2025-11-12): SitusAMC received PCCD and LOE. Missing payment history for principal reduction of cure. Please provide pay history to cure the exception.
BUYER - GENERAL COMMENT (2025-11-17): The proof is the Post CD showing the Principal curtailment on page 3 section K  Line 5. Also, the letter of refund also states this information as well. I am not sure what else can I provide to show this was applied. We always do the PR the way I presented to you with the same documents to all of our investors
REVIEWER - GENERAL COMMENT (2025-11-18): SitusAMC Payment history missing which shows principal reduction applied to the loan. Provide payment history in order to cure this exception.
																							REVIEWER - CURED COMMENT (2025-11-18): SitusAMC received PCCD, LOE and documentation of refund.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202640976	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Lender exception for 1004D final inspection from a different appraiser and ordered through Arc. Approval in file.	REVIEWER - WAIVED COMMENT (2026-02-12): Lender exception in file.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202640980	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640975	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640977	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Higher Priced QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640979	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640978	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640983	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (APOR) matches the Due Diligence Loan Designation of Safe Harbor QM (APOR).	Federal Compliance - Please accept as is.: Please accept as is.	SELLER - GENERAL COMMENT (2026-03-03):XX/XX/XXXX Loan restated as Safe Harbor per exception 35825081. Please accept as is. REVIEWER - WAIVED COMMENT (2026-03-05): Client accepts as is.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	BRAVO202640986	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,505.00 exceeds tolerance of $3,455.00 plus 10% or $3,800.50. $704.50 over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of $4,505.00 exceeds tolerance of $3,455.00 plus 10% or $3,800.50. $704.50 over legal limit. No valid changed circumstance was provided. No cure was provided to the Borrower.: Ten Percent Fee Tolerance exceeded. Total amount of $4,505.00 exceeds tolerance of $3,455.00 plus 10% or $3,800.50. $704.50 over legal limit. No valid changed circumstance was provided. No cure was provided to the Borrower.	SELLER - GENERAL COMMENT (2026-02-25):XX/XX/XXXX LOX, PCCD, Copy of Refund Check & XXXX Proof of Mailing uploaded to cure exception.
REVIEWER - GENERAL COMMENT (2026-02-26): SitusAMC received Post CD,LOX,Copy of refund check and XXXX mail. However, we would also require Attestation/Documentation confirming refund check was placed in XXXX mail along with date in order to cure the exception.
SELLER - GENERAL COMMENT (2026-03-03):XX/XX/XXXX We have had several tolerance cures per missing SSPL - this has been the procedure put in place by management and all of the exceptions have cleared with LOX, PCCD, Copy of Refund Check & XXXX Proof of Mailing.  These are all being mailed XXXX Standard mail, no tracking.
																							REVIEWER - CURED COMMENT (2026-03-05): SitusAMC received Letter of Explanation, Proof of Delivery via XXXX, Copy of Refund Check, and Corrected CD.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202640981	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Lender requested exception for 9 NSF's. Up to 3 occurrences are allowed in most recent 12 month period. Approval in file.	REVIEWER - WAIVED COMMENT (2026-02-18): Lender exception in file.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202640988	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640985	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640982	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640987	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender exception for use of transaction history printout for Bank Statement income. Approval in file.	REVIEWER - WAIVED COMMENT (2026-02-25): Lender exception in file.	1	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,722.00 exceeds tolerance of $2,749.00 plus 10% or $3,023.90. $698.10 over legal limit. Insufficient or no cure was provided to the borrower.
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,722.00 exceeds tolerance of $2,749.00 plus 10% or $3,023.90. Sufficient or excess cure was provided to the borrower.	Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of $3,722.00 exceeds tolerance of $2,749.00 plus 10% or $3,023.90. $698.10 over legal limit. No valid changed circumstance was provided. No cure was provided to the Borrower.: Ten Percent Fee Tolerance exceeded. Total amount of $3,722.00 exceeds tolerance of $2,749.00 plus 10% or $3,023.90. $698.10 over legal limit. No valid changed circumstance was provided. No cure was provided to the Borrower.	SELLER - GENERAL COMMENT (2026-03-03):XX/XX/XXXX LOX, PCCD, Copy of Refund Check & XXXX Proof of Mailing uploaded to Clarity to cure exception. REVIEWER - CURED COMMENT (2026-03-05): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. REVIEWER - CURED COMMENT (2026-03-05): Sufficient Cure Provided within 60 Days of Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO202640984	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO202640974	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A